Organization and Principal Activities (Details) - USD ($)			6 Months Ended
		Dec. 22, 2025	Jun. 30, 2026	Apr. 06, 2026	Dec. 31, 2025	May 12, 2025
Organization and Principal Activities [Line Items]
Incorporated date			Nov. 30, 2018
Number of shares issued per unit (in Shares)		50
Ordinary shares par value (in Dollars per share)			$ 0.0001
Preferred shares par value (in Dollars per share)			0.0001		$ 0.0001
Authorized share capital		$ 500,700,000
Issued and unissued par value per share				$ 0.05
Ordinary shares par value (in Dollars per share)			$ 0.0001
Preferred shares, authorized (in Shares)			2,000,000		2,000,000
Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)				0.05
Ordinary shares par value (in Dollars per share)		$ 0.05
Cheer Holding, Inc. [Member]
Organization and Principal Activities [Line Items]
Ordinary share authorized (in Shares)			10,000,000
Ordinary shares value			$ 500,700,000
Minimum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital						$ 200,070,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital						$ 500,700,000
Common Stock [Member]
Organization and Principal Activities [Line Items]
Number of shares issued per unit (in Shares)		1
Preferred Shares [Member]
Organization and Principal Activities [Line Items]
Preferred shares par value (in Dollars per share)		$ 0.0001
Preferred shares, authorized (in Shares)		2,000,000
Class A Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)	[1]		$ 0.15		$ 0.15
Issued and unissued par value per share			0.05	$ 0.05
Ordinary shares par value (in Dollars per share)			$ 0.15
Ordinary share authorized (in Shares)		10,000,000
Remaining shares				9,999,999
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.05
Class A Ordinary Shares [Member] | Share Consolidation [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)				$ 0.15
Issued and unissued par value per share				$ 0.15
Class A Ordinary Shares [Member] | Maximum [Member]
Organization and Principal Activities [Line Items]
Ordinary share authorized (in Shares)			3,333,333
Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)	[2]		$ 0.001		$ 0.001
Ordinary shares par value (in Dollars per share)			$ 0.001
Ordinary share authorized (in Shares)		500,000	500,000
Ordinary shares value			$ 500,699,950
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.001
Class B Ordinary Shares [Member] | Share Consolidation [Member]
Organization and Principal Activities [Line Items]
Ordinary shares par value (in Dollars per share)			$ 0.05

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation of Class A at a ratio of one-for-third (3) effective on April 7, 2026 (Note 1).
[2]	Less than 1,000.